Right of Use Asset and Lease Liability - Schedule of Right of Use Asset and Lease Liability (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right of use asset, Balance		$ 222,517
Right of use asset, Balance		520,686	222,517
Lease liability, Lease payments		(144,142)	(19,162)
Accumulated Amortization [Member]
Statement Line Items [Line Items]
Right of use asset, Balance		15,683
Right of use asset, Amortization		116,057	15,683
Right of use asset, Effect of changes in foreign exchange rates		806
Right of use asset, Balance		132,546	15,683
Carrying Amounts [Member]
Statement Line Items [Line Items]
Right of use asset, Balance		222,517
Right of use asset, Balance		520,686	222,517
Cost [Member]
Statement Line Items [Line Items]
Right of use asset, Balance		238,200
Right of use asset, Additions		465,068	1,127,534
Right of use asset, Disposal	[1]		(892,300)
Right of use asset, Lease modification		(47,939)
Right of use asset, Effect of changes in foreign exchange rates		(2,097)	2,966
Right of use asset, Balance		653,232	238,200
Lease liability, Balance		223,758
Lease liability, Additions		452,385	1,127,534
Lease liability, Interest expense		44,655	4,705
Lease liability, Interest included in discontinued operations			74,494
Lease liability, Lease modification		(48,725)
Lease liability, Lease payments		(144,142)	(19,162)
Lease liability, Lease payments included in discontinued operations			(258,460)
Lease liability, Disposal	[1]		(695,733)
Lease liability, Effect of changes in foreign exchange rates		4,066	(9,620)
Lease liability, Balance		$ 531,997	$ 223,758

[1]	The Company disposed of $892,000 of right of use asset and $695,733 of lease liability on November 8, 2019 with the sale of DenseLight on November 8, 2019 (Note 23).